Other current financial assets - Schedule of Breakdown for Other Current Financial Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	€ 71,329
At beginning of period	77,269
At end of period	71,329
Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	58,958
At beginning of period	61,415
Investments	3,319
Disposals	(6,949)
Fair value adjustments	3,575
Realized gains/(losses)	226
Exchange rate (losses)/gains	(2,628)
At end of period	58,958
Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,622
At beginning of period	12,224
Investments	931
Disposals	(2,500)
Fair value adjustments	(34)
Realized gains/(losses)	1
Exchange rate (losses)/gains	0
At end of period	10,622
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	69,580
At beginning of period	73,639
Investments	4,250
Disposals	(9,449)
Fair value adjustments	3,541
Realized gains/(losses)	227
Exchange rate (losses)/gains	(2,628)
At end of period	69,580
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	1,494
At beginning of period	3,360
At end of period	1,494
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	255
At beginning of period	270
At end of period	255
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	20,841
At beginning of period	23,954
At end of period	20,841
Private equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	20,841
At beginning of period	23,954
Investments	12
Disposals	(2,875)
Fair value adjustments	1,339
Realized gains/(losses)	5
Exchange rate (losses)/gains	(1,594)
At end of period	20,841
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,666
At beginning of period	10,285
At end of period	10,666
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,666
At beginning of period	10,285
Investments	1,003
Disposals	(1,501)
Fair value adjustments	852
Realized gains/(losses)	140
Exchange rate (losses)/gains	(113)
At end of period	10,666
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,301
At beginning of period	9,713
At end of period	10,301
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,301
At beginning of period	9,713
Investments	1,000
Disposals	(163)
Fair value adjustments	182
Realized gains/(losses)	0
Exchange rate (losses)/gains	(431)
At end of period	10,301
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,693
At beginning of period	10,395
At end of period	9,693
Private debt | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,693
At beginning of period	10,395
Investments	203
Disposals	(1,312)
Fair value adjustments	407
Realized gains/(losses)	0
Exchange rate (losses)/gains	0
At end of period	9,693
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Money market funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	4,023
At beginning of period	3,864
Investments	1,101
Disposals	(592)
Fair value adjustments	130
Realized gains/(losses)	10
Exchange rate (losses)/gains	(490)
At end of period	4,023
Equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,434
At beginning of period	3,204
Investments	0
Disposals	(506)
Fair value adjustments	665
Realized gains/(losses)	71
Exchange rate (losses)/gains	0
At end of period	3,434
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	6,383
At beginning of period	6,439
At end of period	6,383
Fixed income | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	6,383
At beginning of period	6,439
Investments	931
Disposals	(1,000)
Fair value adjustments	16
Realized gains/(losses)	(3)
Exchange rate (losses)/gains	0
At end of period	6,383
Floating income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	4,239
At beginning of period	5,785
Investments	0
Disposals	(1,500)
Fair value adjustments	(50)
Realized gains/(losses)	4
Exchange rate (losses)/gains	0
At end of period	€ 4,239